NET EARNINGS PER SHARE (EPS) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
NET EARNINGS PER SHARE (EPS) [Abstract]
Basic	129,558	131,075	130,852
Dilutive effect of stock options and other	2,184	1,894	1,458
Diluted	131,742	132,969	132,310
Stock options excluded from calculation of diluted net EPS	0	0	1,800